Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net unrealized gains (losses) on investments	¥ 0	¥ 0	¥ 0	¥ 0
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	15,067	(2,058)	69,092	(6,411)
Reclassification adjustment included in net income, tax	173	188	465	1,392
Debt valuation adjustments
Net unrealized gains (losses), tax	18	(5)	(7)	12
Reclassification adjustment included in net income, tax	1	3	3	9
Defined benefit pension plans
Net unrealized gains (losses), tax	(42)	33	39	57
Reclassification adjustment included in net income, tax	16	(40)	49	(114)
Foreign currency translation adjustments
Net unrealized gains (losses), tax	(21,294)	4,338	5,849	2,997
Reclassification adjustment included in net income, tax	(965)	(111)	(977)	(378)
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	(1,353)	(1,099)	(6,060)	(1,163)
Reclassification adjustment included in net income, tax	¥ 779	¥ 135	¥ 343	¥ (458)